Quarterly Financial Data (Unaudited) Restatement of Previously Issued Financial Statements - Unaudited Condensed Consolidated Statements of Changes in Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of period	$ 1,803,485	$ 2,463,966	$ (151,408)	$ 2,185,465	$ (151,408)	$ (151,408)	$ (115,847)	$ (100,105)
Contributions prior to recapitalization transaction			15		15	15	227	8,524
Distributions prior to recapitalization transaction			(147)		(147)	(147)	(2,711)
Net loss prior to recapitalization transaction			(28,640)		(28,640)	(28,640)
Opening net assets of Lionheart II Holdings, LLC acquired			(21,786)		(21,786)	(21,786)
Adjustment for value of derivative on temporary equity		1,062	9,003		10,065	9,613
Conversion of Warrants	3	648	1,550	219	2,197	10,092
Class A Issuances	64,391	(4,962)	(23,192)	67,170	(28,153)	24,120
Net loss		(99,345)	(38,301)		(137,645)	(373,265)
Balance at end of period	1,643,662	2,361,369	2,463,966	1,643,662	2,361,369	2,185,465	(151,408)	(115,847)
Recapitalization Transaction [Member]
Balance at beginning of period		2,716,872	2,716,871	2,716,871	2,716,871	2,716,871
Balance at end of period		2,716,871	2,716,872		2,716,871	2,716,871	2,716,871
Additional Paid-in Capital [Member]
Balance at beginning of period	176,643	127,099		137,069
Adjustment for value of derivative on temporary equity		1,062	9,003		10,065	9,613
Conversion of Warrants	2	1,805	13,836	388	15,641	16,703
Class A Issuances	170,731	5,310	62,681	209,919	67,991	69,174
Balance at end of period	347,376	135,276	127,099	347,376	135,276	137,069
Additional Paid-in Capital [Member] | Recapitalization Transaction [Member]
Balance at beginning of period		41,579	41,579	41,579	41,579	41,579
Balance at end of period		41,579	41,579		41,579	41,579	41,579
Accumulated Deficit [Member]
Balance at beginning of period	(42,339)	(23,666)		(29,203)
Opening net assets of Lionheart II Holdings, LLC acquired			(21,786)		(21,786)	(21,786)
Net loss		(2,072)	(1,880)		(3,952)	(7,417)
Balance at end of period	(62,094)	(25,738)	(23,666)	(62,094)	(25,738)	(29,203)
Non- Controlling Interests [Member]
Balance at beginning of period	1,669,169	2,360,520	4,348	2,077,586	4,348	4,348	4,332	4,350
Conversion of Warrants	1	(1,157)	(12,287)	(169)	(13,444)	(6,611)
Class A Issuances	(106,341)	(10,272)	(85,872)	(142,749)	(96,144)	(45,054)
Net loss		(97,273)	(36,420)		(133,693)	(365,848)
Balance at end of period	$ 1,358,367	2,251,818	2,360,520	1,358,367	2,251,818	2,077,586	4,348	$ 4,332
Non- Controlling Interests [Member] | Recapitalization Transaction [Member]
Balance at beginning of period		2,490,751	2,490,751	2,490,751	2,490,751	2,490,751
Balance at end of period		2,490,751	2,490,751		2,490,751	2,490,751	2,490,751
As previously reported
Balance at beginning of period		5,416,354	(151,408)		(151,408)	(151,408)
Contributions prior to recapitalization transaction			15		15
Distributions prior to recapitalization transaction			(147)		(147)
Net loss prior to recapitalization transaction			(28,640)		(28,640)
Opening net assets of Lionheart II Holdings, LLC acquired			(21,786)		(21,786)
Adjustment for value of derivative on temporary equity			9,003		10,065
Conversion of Warrants			8,177		9,452
Class A Issuances			23,164		23,785
Net loss			(62,376)		(89,435)
Balance at end of period		5,392,253	5,416,354		5,392,253		(151,408)
As previously reported | Recapitalization Transaction [Member]
Balance at beginning of period		5,640,353	5,640,352		5,640,352	5,640,352
Balance at end of period		5,640,352	5,640,353		5,640,352		5,640,352
As previously reported | Additional Paid-in Capital [Member]
Balance at beginning of period		187,578		$ 137,069
Adjustment for value of derivative on temporary equity			9,003		10,065
Conversion of Warrants			20,463		22,896
Class A Issuances			109,037		119,929
Balance at end of period		201,965	187,578		201,965	137,069
As previously reported | Additional Paid-in Capital [Member] | Recapitalization Transaction [Member]
Balance at beginning of period		49,075	49,075		49,075	49,075
Balance at end of period		49,075	49,075		49,075		49,075
As previously reported | Accumulated Deficit [Member]
Balance at beginning of period		(23,074)
Opening net assets of Lionheart II Holdings, LLC acquired			(21,786)		(21,786)
Net loss			(1,288)		(1,751)
Balance at end of period		(23,537)	(23,074)		(23,537)
As previously reported | Non- Controlling Interests [Member]
Balance at beginning of period		5,251,837	4,348		4,348	4,348
Conversion of Warrants			(12,287)		(13,444)
Class A Issuances			(85,872)		(96,144)
Net loss			(61,088)		(87,684)
Balance at end of period		5,213,812	5,251,837		5,213,812		4,348
As previously reported | Non- Controlling Interests [Member] | Recapitalization Transaction [Member]
Balance at beginning of period		5,406,736	5,406,736		5,406,736	5,406,736
Balance at end of period		5,406,736	5,406,736		5,406,736		5,406,736
Restatement Adjustment
Balance at beginning of period		(2,952,388)
Conversion of Warrants			(6,627)		(7,255)
Class A Issuances			(46,356)		(51,938)
Net loss			24,075		(48,210)
Balance at end of period		(3,030,884)	(2,952,388)		(3,030,884)
Restatement Adjustment | Recapitalization Transaction [Member]
Balance at beginning of period		(2,923,481)	(2,923,481)		(2,923,481)	(2,923,481)
Balance at end of period		(2,923,481)	(2,923,481)		(2,923,481)		(2,923,481)
Restatement Adjustment | Additional Paid-in Capital [Member]
Balance at beginning of period		(60,479)
Conversion of Warrants			(6,627)		(7,255)
Class A Issuances			(46,356)		(51,938)
Balance at end of period		(66,689)	(60,479)		(66,689)
Restatement Adjustment | Additional Paid-in Capital [Member] | Recapitalization Transaction [Member]
Balance at beginning of period		(7,496)	(7,496)		(7,496)	(7,496)
Balance at end of period		(7,496)	(7,496)		(7,496)		(7,496)
Restatement Adjustment | Accumulated Deficit [Member]
Balance at beginning of period		(592)
Net loss			(592)		(2,201)
Balance at end of period		(2,201)	(592)		(2,201)
Restatement Adjustment | Non- Controlling Interests [Member]
Balance at beginning of period		(2,891,317)
Net loss			24,668		(46,009)
Balance at end of period		(2,961,994)	(2,891,317)		(2,961,994)
Restatement Adjustment | Non- Controlling Interests [Member] | Recapitalization Transaction [Member]
Balance at beginning of period		(2,915,985)	(2,915,985)		(2,915,985)	$ (2,915,985)
Balance at end of period		(2,915,985)	(2,915,985)		(2,915,985)		$ (2,915,985)
As Restated | Additional Paid-in Capital [Member]
Balance at beginning of period		127,099
Balance at end of period		$ 135,276	$ 127,099		$ 135,276